FAIR VALUE OF ASSETS AND LIABILITIES - Valuation techniques (Details) - Investment properties - item	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income approach
FAIR VALUE OF ASSETS AND LIABILITIES
Ratio between monthly gross income and real estate value	0.61%	0.70%
Direct Capitalization | Capitalisation rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0780	0.0784
Discounted cash flow | Discount rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1116	0.1123
Discounted cash flow | Terminal rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0798	0.0803